Loss Per Common Share	12 Months Ended
Dec. 31, 2017
LOSS PER COMMON SHARE [Abstract]
LOSS PER COMMON SHARE

NOTE 19: LOSS PER COMMON SHARE

Loss per share is calculated by dividing net loss attributable to Navios Holdings common stockholders by the weighted average number of shares of Navios Holdings outstanding during the periods presented. Net (loss)/income attributable to Navios Holdings common stockholders is calculated by adding to (if a discount) or deducting from (if a premium) net (loss)/ income attributable to Navios Holdings common stockholders the difference between the fair value of the consideration paid upon redemption and the carrying value of the preferred stock, including the unamortized issuance costs of the preferred stock, and the amount of any undeclared dividend cancelled.

For the year ended December 31, 2017, 5,033,156 potential common shares and 4,566,836 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

For the year ended December 31, 2016, 3,411,270 potential common shares and 5,935,000 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

For the year ended December 31, 2015, 1,698,569 potential common shares and 6,522,556 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Numerator:
Net loss attributable to Navios Holdings common stockholders	$(165,910)	$(303,823)	$(134,112)
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(10,421)	(15,909)	(16,202)
Tender Offer – Redemption of preferred stock Series G and H including $972 and $5,063 of undeclared preferred dividend cancelled for the year ended December 31, 2017 and December 31, 2016, respectively	1,033	46,627	—
Loss available to Navios Holdings common stockholders, basic and diluted	$(175,298)	$(273,105)	$(150,314)

Denominator:
Denominator for basic and diluted net loss per share attributable to Navios Holdings stockholders — adjusted weighted shares	116,673,459	107,366,783	105,896,235

Basic and diluted net loss per share attributable to Navios Holdings stockholders	$(1.50)	$(2.54)	$(1.42)